GOODWILL AND INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2024
Text Block [Abstract]
Summary of Intangible Assets, Net
Intangible assets, net consisted of the following:

	December 31,
	2024	2023
Indefinite-lived intangible assets:
Trademarks of Mocha Clubs	$4,229	$4,203

Total indefinite-lived intangible assets	4,229	4,203

Finite-lived intangible assets:
Concession	211,929	209,934
Less: accumulated amortization	(45,076)	(24,037)

	166,853	185,897

Cyprus License	70,785	75,307
Less: accumulated amortization	(4,449)	(1,595)

	66,336	73,712

Sri Lanka License	17,089	—
Less: accumulated amortization	—	—

	17,089	—

Internal-use software	66,601	72,556
Less: accumulated amortization	(39,409)	(39,876)

	27,192	32,680

Proprietary rights	11,996	11,922
Less: accumulated amortization	(4,985)	(3,762)

	7,011	8,160

Total finite-lived intangible assets	284,481	300,449

Total intangible assets, net	$288,710	$304,652

Summary of Estimated Future Amortization Expenses of Finite-Lived Intangible Assets
As of December
31
,
2024
, the estimated future amortization expenses of finite-lived intangible assets are as follows:

Year ending December 31,
2025	$32,739
2026	30,408
2027	28,374
2028	28,267
2029	28,267
Over 2029	136,426

$284,481